Income Taxes - Provision for Income Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Income Tax Disclosure [Abstract]
Current	$ (130)	$ 101
Deferred	216	0
Income tax expense	$ 86	$ 101